TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Trade Receivables and Other Current Assets
The company's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2023	December 31, 2022
Trade receivables	$498	$506
Collateral deposits(1)	330	603
Prepaids and other	81	53
Income tax receivables	64	66
Inventory	23	18
Other short-term receivables	103	75
	$1,099	$1,321
(1)Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company's risk management strategy.